Expense Example	May 01, 2026 USD ($)
Blue Chip Account | Blue Chip Account Class 2
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 92
Expense Example, with Redemption, 3 Years	293
Expense Example, with Redemption, 5 Years	512
Expense Example, with Redemption, 10 Years	1,140
Bond Market Index Account | Bond Market Index Account, Class 1
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	15
Expense Example, with Redemption, 3 Years	48
Expense Example, with Redemption, 5 Years	85
Expense Example, with Redemption, 10 Years	192
Core Plus Bond Account | Core Plus Bond Account, Class 1
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	51
Expense Example, with Redemption, 3 Years	160
Expense Example, with Redemption, 5 Years	280
Expense Example, with Redemption, 10 Years	628
Diversified Balanced Account | Diversified Balanced Account, Class 1
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	25
Expense Example, with Redemption, 3 Years	77
Expense Example, with Redemption, 5 Years	135
Expense Example, with Redemption, 10 Years	306
Diversified Balanced Account | Diversified Balanced Account, Class 2
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	50
Expense Example, with Redemption, 3 Years	157
Expense Example, with Redemption, 5 Years	274
Expense Example, with Redemption, 10 Years	616
Diversified Balanced Adaptive Allocation Account | Diversified Balanced Adaptive Allocation Account, Class 2
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	54
Expense Example, with Redemption, 3 Years	170
Expense Example, with Redemption, 5 Years	296
Expense Example, with Redemption, 10 Years	665
Diversified Growth Account | Diversified Growth Account, Class 2
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	50
Expense Example, with Redemption, 3 Years	157
Expense Example, with Redemption, 5 Years	274
Expense Example, with Redemption, 10 Years	616
Diversified Growth Adaptive Allocation Account | Diversified Growth Adaptive Allocation Account, Class 2
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	54
Expense Example, with Redemption, 3 Years	170
Expense Example, with Redemption, 5 Years	296
Expense Example, with Redemption, 10 Years	665
Diversified Income Account | Diversified Income Account, Class 2
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	49
Expense Example, with Redemption, 3 Years	154
Expense Example, with Redemption, 5 Years	269
Expense Example, with Redemption, 10 Years	604
Diversified International Account | Diversified International Account, Class 1
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	88
Expense Example, with Redemption, 3 Years	274
Expense Example, with Redemption, 5 Years	477
Expense Example, with Redemption, 10 Years	1,061
Equity Income Account | Equity Income Account, Class 1
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	49
Expense Example, with Redemption, 3 Years	154
Expense Example, with Redemption, 5 Years	269
Expense Example, with Redemption, 10 Years	604
Equity Income Account | Equity Income Account, Class 2
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	75
Expense Example, with Redemption, 3 Years	233
Expense Example, with Redemption, 5 Years	406
Expense Example, with Redemption, 10 Years	906
Global Emerging Markets Account | Global Emerging Markets Account Class 1
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	114
Expense Example, with Redemption, 3 Years	356
Expense Example, with Redemption, 5 Years	617
Expense Example, with Redemption, 10 Years	1,363
Government and High Quality Bond Account | Government and High Quality Bond Account, Class 1
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	51
Expense Example, with Redemption, 3 Years	160
Expense Example, with Redemption, 5 Years	280
Expense Example, with Redemption, 10 Years	628
LargeCap Growth Account I | LargeCap Growth Account I Class 1
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	68
Expense Example, with Redemption, 3 Years	219
Expense Example, with Redemption, 5 Years	382
Expense Example, with Redemption, 10 Years	857
LargeCap S&P 500 Index Account | LargeCap S&P 500 Index Account Class 1
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	20
Expense Example, with Redemption, 3 Years	64
Expense Example, with Redemption, 5 Years	113
Expense Example, with Redemption, 10 Years	255
LargeCap S&P 500 Index Account | LargeCap S&P 500 Index Account Class 2
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	46
Expense Example, with Redemption, 3 Years	144
Expense Example, with Redemption, 5 Years	252
Expense Example, with Redemption, 10 Years	567
MidCap Account | MidCap Account Class 1
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	54
Expense Example, with Redemption, 3 Years	170
Expense Example, with Redemption, 5 Years	296
Expense Example, with Redemption, 10 Years	665
MidCap Account | MidCap Account Class 2
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	80
Expense Example, with Redemption, 3 Years	249
Expense Example, with Redemption, 5 Years	433
Expense Example, with Redemption, 10 Years	966
Principal Capital Appreciation Account | Principal Capital Appreciation Account, Class 1
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	64
Expense Example, with Redemption, 3 Years	202
Expense Example, with Redemption, 5 Years	351
Expense Example, with Redemption, 10 Years	786
Principal Capital Appreciation Account | Principal Capital Appreciation Account, Class 2
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	90
Expense Example, with Redemption, 3 Years	281
Expense Example, with Redemption, 5 Years	488
Expense Example, with Redemption, 10 Years	1,084
Principal Lifetime Strategic Income Account | Principal LifeTime Strategic Income Account Class 1
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	49
Expense Example, with Redemption, 3 Years	154
Expense Example, with Redemption, 5 Years	269
Expense Example, with Redemption, 10 Years	604
Principal Lifetime 2020 Account | Principal LifeTime 2020 Account Class 1
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	48
Expense Example, with Redemption, 3 Years	151
Expense Example, with Redemption, 5 Years	263
Expense Example, with Redemption, 10 Years	591
Principal Lifetime 2030 Account | Principal LifeTime 2030 Account Class 1
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	51
Expense Example, with Redemption, 3 Years	160
Expense Example, with Redemption, 5 Years	280
Expense Example, with Redemption, 10 Years	628
Principal Lifetime 2040 Account | Principal LifeTime 2040 Account Class 1
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	55
Expense Example, with Redemption, 3 Years	173
Expense Example, with Redemption, 5 Years	302
Expense Example, with Redemption, 10 Years	677
Principal Lifetime 2050 Account | Principal LifeTime 2050 Account Class 1
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	59
Expense Example, with Redemption, 3 Years	186
Expense Example, with Redemption, 5 Years	324
Expense Example, with Redemption, 10 Years	726
Principal Lifetime 2060 Account | Principal LifeTime 2060 Account Class 1
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	62
Expense Example, with Redemption, 3 Years	195
Expense Example, with Redemption, 5 Years	340
Expense Example, with Redemption, 10 Years	762
Real Estate Securities Account | Real Estate Securities Account Class 1
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	80
Expense Example, with Redemption, 3 Years	249
Expense Example, with Redemption, 5 Years	433
Expense Example, with Redemption, 10 Years	966
Real Estate Securities Account | Real Estate Securities Account Class 2
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	105
Expense Example, with Redemption, 3 Years	328
Expense Example, with Redemption, 5 Years	569
Expense Example, with Redemption, 10 Years	1,259
Strategic Asset Management Balanced Portfolio Account | Strategic Asset Management Balanced Portfolio Account Class 1
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	69
Expense Example, with Redemption, 3 Years	218
Expense Example, with Redemption, 5 Years	379
Expense Example, with Redemption, 10 Years	847
Strategic Asset Management Balanced Portfolio Account | Strategic Asset Management Balanced Portfolio Account Class 2
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	95
Expense Example, with Redemption, 3 Years	296
Expense Example, with Redemption, 5 Years	515
Expense Example, with Redemption, 10 Years	1,143
Strategic Asset Management Conservative Balanced Portfoilio Account | Strategic Asset Management Conservative Balanced Portfolio Account Class 1
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	68
Expense Example, with Redemption, 3 Years	214
Expense Example, with Redemption, 5 Years	373
Expense Example, with Redemption, 10 Years	835
Strategic Asset Management Conservative Balanced Portfoilio Account | Strategic Asset Management Conservative Balanced Portfolio Account Class 2
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	94
Expense Example, with Redemption, 3 Years	293
Expense Example, with Redemption, 5 Years	509
Expense Example, with Redemption, 10 Years	1,131
Strategic Asset Management Conservative Growth Portfolio Account | Strategic Asset Management Conservative Growth Portfolio Account Class 1
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	74
Expense Example, with Redemption, 3 Years	230
Expense Example, with Redemption, 5 Years	401
Expense Example, with Redemption, 10 Years	894
Strategic Asset Management Conservative Growth Portfolio Account | Strategic Asset Management Conservative Growth Portfolio Account Class 2
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	99
Expense Example, with Redemption, 3 Years	309
Expense Example, with Redemption, 5 Years	536
Expense Example, with Redemption, 10 Years	1,190
Strategic Asset Management Flexible Income Portfolio Account | Strategic Asset Management Flexible Income Portfolio Account Class 1
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	65
Expense Example, with Redemption, 3 Years	205
Expense Example, with Redemption, 5 Years	357
Expense Example, with Redemption, 10 Years	798
Strategic Asset Management Flexible Income Portfolio Account | Strategic Asset Management Flexible Income Portfolio Account Class 2
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	92
Expense Example, with Redemption, 3 Years	287
Expense Example, with Redemption, 5 Years	498
Expense Example, with Redemption, 10 Years	1,108
Strategic Asset Management Strategic Growth Portfolio Account | Strategic Asset Management Strategic Growth Portfolio Account Class 1
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	77
Expense Example, with Redemption, 3 Years	240
Expense Example, with Redemption, 5 Years	417
Expense Example, with Redemption, 10 Years	930
Strategic Asset Management Strategic Growth Portfolio Account | Strategic Asset Management Strategic Growth Portfolio Account Class 2
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	102
Expense Example, with Redemption, 3 Years	318
Expense Example, with Redemption, 5 Years	552
Expense Example, with Redemption, 10 Years	1,225
Short-Term Income Account | Short-Term Income Account Class 1
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	43
Expense Example, with Redemption, 3 Years	135
Expense Example, with Redemption, 5 Years	235
Expense Example, with Redemption, 10 Years	530
SmallCap Account | SmallCap Account, Class 1
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	86
Expense Example, with Redemption, 3 Years	268
Expense Example, with Redemption, 5 Years	466
Expense Example, with Redemption, 10 Years	1,037
SmallCap Account | SmallCap Account, Class 2
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	112
Expense Example, with Redemption, 3 Years	350
Expense Example, with Redemption, 5 Years	606
Expense Example, with Redemption, 10 Years	1,340
U.S. LargeCap S&P 500 Index Buffer January Account | U.S. LargeCap S&P 500 Index Buffer January Account Class 2
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	101
Expense Example, with Redemption, 3 Years	320
Expense Example, with Redemption, 5 Years	556
Expense Example, with Redemption, 10 Years	1,234
U.S. LargeCap S&P 500 Index Buffer April Account | U.S. LargeCap S&P 500 Index Buffer April Account Class 2
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	100
Expense Example, with Redemption, 3 Years	319
Expense Example, with Redemption, 5 Years	555
Expense Example, with Redemption, 10 Years	1,234
U.S. LargeCap S&P 500 Index Buffer July Account | U.S. LargeCap S&P 500 Index Buffer July Account Class 2
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	102
Expense Example, with Redemption, 3 Years	323
Expense Example, with Redemption, 5 Years	561
Expense Example, with Redemption, 10 Years	1,246
U.S. LargeCap S&P 500 Index Buffer October Account | U.S. LargeCap S&P 500 Index Buffer October Account Class 2
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	101
Expense Example, with Redemption, 3 Years	317
Expense Example, with Redemption, 5 Years	551
Expense Example, with Redemption, 10 Years	$ 1,224